UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2025

Brookmont Catastrophic Bond ETF

ITEM 1.(a).  Reports to Stockholders.

Brookmont Catastrophic Bond ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2025 Brookmont Catastrophic Bond ETF ticker: ILS (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Brookmont Catastrophic Bond ETF for the period of April 1, 2025 (inception) to June 30, 2025. You can find additional information about the Fund at ilsetf.com/ils. You can also contact us at (855) 682-2229.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookmont Catastrophic Bond ETF	$50¹	2.00%²
[1]	Costs are for the period of April 1, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.

Sector Breakdown

Top Ten Holdings
US Treasury Bill 8/7/2025	5.60%
US Treasury Bill 8/14/2025	5.59%
US Treasury Bill 7/31/2025	5.04%
Aragonite Re Ltd.	2.91%
Bayou Re Ltd.	2.91%
Ursa Re Ltd.	2.90%
Titania Re Ltd.	2.89%
Floodsmart Re Ltd.	2.89%
Alamo Re Ltd.	2.89%
Lightning Re Series 2023	2.89%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit ilsetf.com/ils.

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$8,894,478
Number of Holdings	32
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Brookmont Catastrophic Bond ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended June 30, 2025* (unaudited)

*Commencement of Operations April 1, 2025

Brookmont Catastrophic Bond ETF

Schedule of InvestmentsJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

		Principal	Value
8.57%	CORPORATE BONDS

8.57%	FINANCIALS
	Gateway Re Ltd. 07/07/2027 13.827% 144A	250,000	$250,800
	Lightning Re Series 2023 03/31/2026 15.327% 144A	250,000	256,750
	Logistics Re Ltd. 12/21/2027 10.327% 144A	250,000	254,650
			762,200

8.57%	TOTAL CORPORATE BONDS
	(Cost: $761,529)		762,200

16.23%	TREASURY BILLS
	US Treasury Bill 07/31/2025 0.041%(A)	450,000	448,448
	US Treasury Bill 08/07/2025 0.042%(A)	500,000	497,823
	US Treasury Bill 08/14/2025 0.042%(A)	500,000	497,384

16.23%	TOTAL TREASURY BILLS
	(Cost: $1,443,665)		1,443,655

74.19%	INSURANCE-LINKED SECURITIES(B)
	Acorn Re Ltd. 11/06/2026 8.683% 144A	250,000	254,825
	Alamo Re Ltd. 06/07/2026 13.402% 144A	250,000	256,925
	Aragonite Re Ltd. 04/07/2027 9.583% 144A (Quarterly Treasury Rate +5.25%)	250,000	258,538
	Baldwin Re Ltd. 07/07/2027 8.827% 144A	250,000	253,062
	Bayou Re Ltd. 05/26/2026 17.235% 144A	250,000	258,462
	Blue Ridge Re Ltd. 01/08/2027 9.583% 144A	250,000	254,150
	Charles River Re Ltd. 05/10/2027 11.957% 144A (Monthly Treasury Rate +7.632%)	250,000	254,425
	Commonwealth Re Ltd. 07/08/2026 8.603% 144A	250,000	253,062
	Fish Pond Re Ltd. 01/08/2027 8.347% 144A	250,000	254,475
	Floodsmart Re Ltd. 03/12/2027 18.333% 144A	250,000	257,125
	Foundation Re IV Ltd. 01/08/2027 10.577% 144A	250,000	252,812
	Four Lakes Re Ltd. 01/07/2027 13.247% 144A	250,000	252,462
	Fuchsia 2024-1 - London Bridge 2 PCC Ltd. 04/06/2028 9.327% 144A	250,000	250,125
	Maschpark Re Ltd. 01/10/2028 7.825% 144A	250,000	253,625
	Montoya Re Ltd. 04/07/2028 10.083% 144A	250,000	240,638
	Nakama Re Pte. Ltd. 04/04/2029 6.683% 144A	250,000	249,525
	Palm Re Ltd. 06/07/2027 13.833% 144A	250,000	256,500

Brookmont Catastrophic Bond ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

		Principal	Value
	Purple Re Ltd. 06/07/2027 13.333% 144A	250,000	$255,900
	Sanders Re III Ltd. 04/07/2027 9.883%^ 144A (Quarterly Treasury Rate +5.75%)	250,000	255,388
	Titania Re Ltd. 02/27/2026 17.463%^ 144A (Quarterly Treasury Rate +5.55%)	250,000	257,375
	Tomoni Re Pte. Ltd. 04/07/2026 7.083% 144A	250,000	248,788
	Torrey Pines Re Ltd. 06/05/2026 9.543% 144A	250,000	254,462
	Ursa Re Ltd. 12/07/2026 9.610% 144A	250,000	257,750
	Veraison Re Ltd. Series 2025-1 Class A Principal At-Risk Notes 03/08/2028 7.825% 144A	250,000	249,425
	Winston Re Ltd. 02/21/2028 10.825% 144A	250,000	254,088
	Wrigley Re Ltd. 08/07/2026 10.825% 144A	250,000	254,800

74.19%	TOTAL INSURANCE-LINKED SECURITIES
	(Cost: $6,630,320)		6,598,712

98.99%	TOTAL INVESTMENTS
	(Cost: $8,835,514)		8,804,567
1.01%	Other assets, net of liabilities		89,911
100.00%	NET ASSETS		$8,894,478

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of June 30, 2025.

(B)Issued in the United States by a foreign bank and denominated in USD.

^Rate is determined periodically. Rate shown is the rate as of June 30, 2025.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $7,360,912 and is 82.76% of the Fund’s net assets.

Brookmont Catastrophic Bond ETF

Statement of Assets and LiabilitiesJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

ASSETS
Investments at value(cost of $8,835,514) (Note 1)	$8,804,567
Cash	24,591
Receivable for capital stock sold	3,000
Dividends receivable	62,450
Due from advisor (Note 2)	18,026
Prepaid expenses	756
TOTAL ASSETS	8,913,390

LIABILITIES
Accrued custody, accounting and transfer agent fees	13,276
Accrued administration fees	2,272
Other liabilities	3,364
TOTAL LIABILITIES	18,912
NET ASSETS	$8,894,478

Net Assets Consist of:
Paid-in capital	$8,998,271
Distributable earnings (accumulated deficits)	(103,793)
Net Assets	$8,894,478

NET ASSET VALUE PER SHARE
Net Assets	$8,894,478
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	450,000
Net Asset Value and Offering Price Per Share	$19.77

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

INVESTMENT INCOME
Interest	$146,165
Total investment income	146,165

EXPENSES
Investment advisory fees (Note 2)	22,864
Recordkeeping and administrative services (Note 2)	11,856
Custody, fund accounting and transfer agent fees	13,418
Professional fees	11,309
Trustee fees	1,791
Compliance fees	2,244
Registration fees	10,284
Shareholder reports	14,291
Other	2,940
Total expenses	90,997
Investment advisory fees waived and expenses reimbursed (Note 2)	(52,890)
Net expenses	38,107

Net investment income (loss)	108,058

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(4)
Net change in unrealized appreciation (depreciation) of investments	(30,947)
Net realized and unrealized gain (loss) on investments	(30,951)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$77,107

*The Fund commenced operations on April 1, 2025.

Brookmont Catastrophic Bond ETF

Statement of OperationsPeriod Ended June 30, 2025* (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Statement of Changes in Net AssetsPeriod Ended June 30, 2025* (unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$108,058
Net realized gain (loss) on investments	(4)
Net change in unrealized appreciation (depreciation) of investments	(30,947)
Increase (decrease) in net assets from operations	77,107

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(180,900)
Decrease in net assets from distributions	(180,900)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	8,998,271
Increase (decrease) in net assets from capital stock transactions	8,998,271

NET ASSETS
Increase (decrease) during period	8,894,478
Beginning of period	—

End of period	$8,894,478

*The Fund commenced operations on April 1, 2025.

Brookmont Catastrophic Bond ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2025

Period Ended June 30, 2025* (unaudited)
Net asset value, beginning of period	$20.00
Investment activities
Net investment income (loss) (1)	0.28
Net realized and unrealized gain (loss) on investments(2)	(0.11)
Total from investment activities	0.17
Distributions
Net investment income	(0.40)
Total distributions	(0.40)
Net asset value, end of period	$19.77

Total Return(3)	0.84%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.78%
Expenses, net of waiver (Note 2)	2.00%
Net investment income (loss)	5.67%
Portfolio turnover rate(5)(6)	0.00%
Net assets, end of period (000’s)	$8,894

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and has not been annualized.

(6)Ratios is zero due to the Fund not selling any long-term securities during the period.

*The Fund commenced operations on April 1, 2025.

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial StatementsJune 30, 2025 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brookmont Catastrophic Bond ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 1, 2025.

The Fund’s investment objective is to seek to generate current income with a secondary objective of capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Brookmont Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by the pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. If the pricing service is unable to provide a price, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”).

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$762,200	$—	$762,200
Treasury Bills	—	1,443,655	—	1,443,655
Insurance-Linked Securities	—	6,598,712	—	6,598,712
	$—	$8,804,567	$—	$8,804,567

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended June 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended June 30, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 50,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Brookmont Catastrophic Bond ETF	50,000	$250	$988,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for designing the Fund’s overall investment strategy, selecting investments that the Fund purchases and sells and executing brokerage transactions, liquidity risk management and ensuring that the Fund’s investments are consistent with all applicable investment limitations. The Advisor also determines the allocation of the daily management of the Fund’s assets to one or more investment sub-advisors. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with the sub-advisor’s daily management of the Fund’s assets, subject to the authority of the Board; and (iii) oversees the activities of the sub-advisor. For its services, the Advisor is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of the Fund’s annualized daily net assets, at the rate of 1.20%.

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 2.00% of the daily net assets of the Fund. The Advisor may not terminate this expense limitation agreement prior to January 1, 2026. The waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the period ended June 30, 2025, the Advisor earned and waived advisory fees, and reimbursed Fund expenses pursuant to the expense limitation agreement as described below:

Advisory Fees Earned	Advisory Fees Waived	Expenses Reimbursed
22,864	22,864	30,026

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

The total amount of recoverable reimbursements as of June 30, 2025 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2028	Total
52,890	52,890

The Board has adopted a Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Advisor has retained King Ridge Capital Advisors, LLC (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for day-to-day management of the portion of the Fund’s investment portfolio allocated to it by the Advisor, including determining the securities and financial instruments purchased and sold by the Fund, and trading portfolio securities for the Fund, including selecting broker-dealers to executing purchase and sale transactions, subject to the supervision of the Advisor and the Board.

For its services, the Sub-Advisor is entitled to receive a fee from the Advisor, which is calculated daily and payable monthly, at an annual rate of 0.60% of the average daily net assets of the Fund allocated to the Sub-Advisor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. For the period ended June 30, 2025, $11,856 in fees were paid to CFS by the Fund.

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Trustees and Officers

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. For the period ended June 30, 2025, Watermark received $2,244 incurred by the Fund.

NOTE 3 – INVESTMENT

The costs of purchases and proceeds from the sales of securities, other than short-term securities and US Government securities for the six months ended June 30, 2025, were as follows:

Purchases	Sales
$7,150,125	$—

The cost of purchases and proceeds of sales of long-term US Government securities for the period ended June 30, 2025, were as follows:

Purchases	Sales
$250,625	$—
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

income for tax purposes. The tax character of distributions paid during the period ended June 30, 2025 were as follows:

Distributions paid from:
Ordinary income	$180,900

As of June 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(72,842)
Accumulated net realized gain (loss) on investments	(4)
Net unrealized appreciation (depreciation) on investments	(30,947)
$(103,793)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$8,835,514	$7,627	$(38,574)	$(30,947)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Shares of beneficial interest transactions for the Fund were:

Period Ended June 30, 2025
Shares sold	450,000
Net increase (decrease)	450,000

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers or in industries within a particular sector, any development affecting that issuer or sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that issuer of sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular issuer or sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular issuer or sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2025, 74.19% of the value of the net assets of the Fund were invested in Insurance-Linked Securities.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 which includes remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory and Sub-Advisory Agreements – Brookmont Catastrophic Bond ETF

At a meeting held on December 17-18, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Brookmont Advisory Agreement”) between the Trust and Brookmont Capital Management, LLC (“Brookmont,” or the “Adviser” for this portion of the Minutes), and the Investment Sub-Advisory Agreement (the “Brookmont Sub-Advisory Agreement”) between Brookmont and King Ridge Capital Advisors, LLC (“King Ridge”), with respect to the addition of the Brookmont Catastrophic Bond ETF (the “Brookmont ETF”). The Board reflected on its discussions with the representatives from Brookmont and King Ridge earlier in the Meeting regarding the manner in which the Brookmont ETF is to be managed and the roles and responsibilities of Brookmont and King Ridge under the Brookmont Advisory Agreement and Brookmont Sub-Advisory Agreement (collectively, the “Brookmont Advisory Agreements”).

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Brookmont Advisory Agreements and the responses of Brookmont and King Ridge to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be provided by Brookmont and King Ridge, an expense comparison analysis for the Brookmont ETF and comparable ETFs, and the Brookmont Advisory Agreements. Trust Counsel discussed the types of information and factors that

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Supplemental Information (unaudited)

should be considered by the Board in order to make an informed decision regarding the approval of the Brookmont Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Brookmont and King Ridge; (ii) the investment performance of Brookmont; (iii) the costs of the services to be provided and profits to be realized by Brookmont and King Ridge from the relationship with the Brookmont ETF; (iv) the extent to which economies of scale would be realized if the Brookmont ETF grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Brookmont Advisory Agreements, including: (i) information regarding the services and support to be provided by Brookmont and King Ridge to the Brookmont ETF; (ii) presentations by management of Brookmont and King Ridge addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Brookmont ETF; (iii) information pertaining to the compliance structure of Brookmont and King Ridge; (iv) disclosure information contained in the Brookmont ETF’s registration statements and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Brookmont Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Brookmont and King Ridge, including financial information, personnel and the services to be provided by Brookmont and King Ridge to the Brookmont ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Brookmont ETF and comparative expense and performance information for other ETFs with strategies similar to the Brookmont ETF prepared by an independent third party; (iii) the anticipated effect of size on the Brookmont ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Brookmont and King Ridge from their relationship with the Brookmont ETF.

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Supplemental Information (unaudited)

The Board did not identify any particular information that was most relevant to its consideration to approve the Brookmont Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Brookmont Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Brookmont and King Ridge.

In this regard, the Board considered the responsibilities of Brookmont and King Ridge under the Brookmont Advisory Agreements. The Board reviewed the services to be provided by Brookmont and King Ridge to the Brookmont ETF, including, without limitation, Brookmont’s process for formulating investment recommendations and the processes of Brookmont and King Ridge for assuring compliance with the Brookmont ETF’s investment objectives and limitations; Brookmont’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Brookmont for the Brookmont ETF among the service providers; and the anticipated efforts of Brookmont to promote the Brookmont ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Brookmont and King Ridge; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from Brookmont and King Ridge, the Board concluded that the quality, extent, and nature of the services to be provided by Brookmont and King Ridge was satisfactory and adequate for the Brookmont ETF.

The investment performance of Brookmont and King Ridge.

The Board noted that the Brookmont ETF had not yet commenced operations. The Trustees also considered that Brookmont does not manage any separate accounts with strategies similar to those of the Brookmont ETF.

The costs of services to be provided and profits to be realized by Brookmont and King Ridge from the relationship with the Brookmont ETF.

In this regard, the Board considered the financial condition of Brookmont and the level of commitment to the Brookmont ETF by Brookmont and King Ridge. The Board also considered the projected assets and proposed expenses of the Brookmont ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Brookmont.

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Supplemental Information (unaudited)

The Board compared the proposed unitary fee of the Brookmont ETF to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the Brookmont ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the Brookmont ETF’s projected gross and net expense ratio and gross and net advisory fee were above its median Morningstar category, the Nontraditional Bond category, as well as above as its peer group median. The Trustees considered selected investment products with comparable strategies to the Brookmont ETF as provided by Brookmont and noted that the Brookmont management fee was more comparable to those Brookmont selected products. The Trustees acknowledged Brookmont’s representation that the proposed advisory fees are appropriate given the marketplace. The Trustees noted the unique services that Brookmont would be required to provide given the unique nature of the investment strategies of the Brookmont ETF. The Trustees also considered the split of the advisory fees paid to Brookmont versus those paid to King Ridge and the respective services to be provided by each to the Brookmont ETF. The Board also considered the projected profitability of Brookmont and King Ridge. After further consideration, the Board concluded that the projected profitability and fees to be paid to Brookmont were within an acceptable range in light of the services to be rendered by Brookmont.

The extent to which economies of scale would be realized as the Brookmont ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Brookmont ETF’s investors.

The Trustees considered that it was not anticipated that the Brookmont ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Trustees considered the fee structure proposed by Brookmont and Brookmont’s contractual agreement to reduce fees and/or reimburse the Fund to the extent that total fund operating expenses exceed 2.00% through December 31, 2025. The Trustees considered Brookmont’s notation that should the asset class and Brookmont ETF’s assets grow, they would consider putting breakpoints in place. Following further discussion of the anticipated asset levels of the Brookmont ETF, expectations for growth, and levels of fees, the Board determined that the fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by Brookmont and King Ridge.

FINANCIAL STATEMENTS | JUNE 30, 2025

Brookmont Catastrophic Bond ETF

Supplemental Information (unaudited)

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Brookmont ETF; the basis of decisions to buy or sell securities for the Brookmont ETF; and the substance and administration of the Code of Ethics and other relevant policies of Brookmont and King Ridge. The Board noted that Brookmont represented that it will not utilize soft dollars or commission recapture with regard to the Brookmont ETF. The Board also considered potential benefits for Brookmont and King Ridge in managing the Brookmont ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Brookmont and King Ridge relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Brookmont and King Ridge from managing the Brookmont ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each of the Brookmont Advisory Agreement and the Brookmont Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Brookmont Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 4, 2025

* Print the name and title of each signing officer under his or her signature.